Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

16.Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023 and 2024:

Name of related parties	Relationship with the Group
Jimu Group	An entity shares one common board member since January 2021.
Shenzhen Xiaogang Technology Co., Ltd (“Shenzhen Xiaogang”)	An entity 100% wholly-owned subsidiary of FT Synergy which the Group holds 15% equity interests

16.Related party transactions (Continued)

(a)The Group entered into the following transactions with related parties:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
(i) Transactions recorded through statement of operations and comprehensive income/(loss)
- Cost and expenses allocated from the related party	65	—	—
- Service cost charged by the related party (1)	75	—	—
- Technical service fees charged to Shenzhen Xiaogang	9,935	6,696	—
(ii) Operating transactions
- Accrual of share-based compensation awards to employees of the related party	(1,967)	—	—
- Collecting principal and interests from borrowers on behalf of the related party (2)	4,089	4,422	3,986
(iii) Financing/Investing transactions
- Net cash advances from the related party (3)	286	232	—
(1)	The Group entered into a strategic cooperation agreement with Jimu Group on December 31, 2017. Pursuant to the agreement, Jimu Group provided financial guarantee to the investors and charged the Group an asset management fee.
(2)	The Company has played as a business counter-party with Jimu group including loan borrower referrals and collection channel. For purpose of repayments to Jimu Box’s online platform lenders, the repayments from borrowers in connection with the remaining loans funded by Jimu Box has been collected through the Company.
(3)	The Group received cash advances from Jimu Group free of interest mainly for daily operation expenses.

16.Related party transactions (Continued)

(b)	Balances with related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties – current:
Amounts due from Jimu Group	846,655	850,529
Amounts due from other related parties	124	119
Total current amounts due from related parties	846,779	850,648
Allowance for credit losses	(846,774)	(850,648)
Total current amounts due from related parties, net	5	—

Amounts due to related parties – current:
Amounts due to Jimu Group (4)	298,821	302,893
Amounts due to other related parties	525	—
Total current amounts due to related parties	299,346	302,893
(4)

As the custody bank account of Jimu Group established for online lending platform business has been frozen following its insolvency and exit from online lending platform business in February 2020, in order to facilitate Jimu Box’s platform unwinding plan, the Company entered into an agreement with Jimu group, under which the Company was obligated to transfer principal and interest collected from the borrowers to the party designated by Jimu group for purpose of Jimu Box’s online borrowers repayments to lenders.

The movement of the allowance for credit losses for the years ended December 31, 2023 and 2024 consist of the following:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	846,266	857,211	846,774
Charge-offs (5)	(1,967)	—	(118)
Addition/(Reversal)	1,575	(260)	(178)
Disposal of SCHL Group	—	(12,451)	—
Foreign currency exchange differences	11,337	2,274	4,170
Balance at end of the year	857,211	846,774	850,648

As of December 31, 2019, the Group determined that RMB748,427 of the current balance and RMB107,589 of the noncurrent balance due from Jimu Group were unrecoverable since Jimu Group was insolvent and in February 2020, Jimu Group announced its exit from online lending platform business pursuant to the relative regulations. There are significant outstanding balances on its platform unpaid to investors, which has priority over any other debts of Jimu Group including the balance due to the Group. As a result, a full provision was made to these balances in the year ended December 31, 2019. For the year ended December 31, 2024, the total amounts due from Jimu Group increased by RMB3,874.

(5)

The share-based compensation awards to employees of Jimu Group were recognized in the amount due from Jimu Group. During the year ended December 31, 2022, the Group recognized such share-based compensation as amount due from Jimu Group, recognized provision immediately and then charged off corresponding provision.